Consolidated Statements Of Comprehensive Income $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩) ₩ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 KRW (₩) ₩ / shares	Dec. 31, 2021 KRW (₩) ₩ / shares
Statement of comprehensive income [abstract]
Interest income	₩ 20,641,554	$ 15,988,810	₩ 14,654,549	₩ 9,894,749
Financial assets at FVTPL	192,094	148,795	106,698	45,803
Financial assets at FVTOCI	999,407	774,134	632,615	381,814
Financial assets at amortized cost	19,450,053	15,065,881	13,915,236	9,467,132
Interest expense	(11,899,014)	(9,216,897)	(5,957,970)	(2,909,028)
Net interest income (Notes 11, 30 and 41)	8,742,540	6,771,913	8,696,579	6,985,721
Fees and commissions income	2,565,814	1,987,462	2,499,700	2,171,705
Fees and commissions expense	(845,333)	(654,789)	(789,530)	(700,930)
Net fees and commissions income (Notes 11, 31 and 41)	1,720,481	1,332,673	1,710,170	1,470,775
Dividend income (Notes 11, 32 and 41)	240,293	186,129	159,982	309,211
Net gain on financial instruments at FVTPL (Notes 11, 33 and 41)	488,486	378,378	238,502	325,751
Net gain (loss) on financial assets at FVTOCI	(37,641)	(29,156)	(21,498)	32,624
Net gain arising on financial assets at amortized cost (Note 11)	203,942	157,972	74,204	107,317
Impairment losses due to credit loss (Notes 35 and 41)	(1,894,916)	(1,467,789)	(885,272)	(536,838)
General and administrative expenses (Notes 36 and 41)	(4,443,433)	(3,441,854)	(4,529,890)	(4,147,411)
Other net operating expense (Notes 11, 26, 36 and 41)	(1,520,723)	(1,177,942)	(1,012,253)	(887,401)
Operating income	3,499,029	2,710,324	4,430,524	3,659,749
Share of gain of joint ventures and associates (Note 13)	109,831	85,074	69,996	62,196
Other non-operating income (expense)	(91,407)	(70,803)	47,050	(34,900)
Non-operating income (expense)	18,424	14,271	117,046	27,296
Non-operating income (expense) (Note 37)	3,517,453	2,724,595	4,547,570	3,687,045
Income tax expense (Note 38)	(890,559)	(689,821)	(1,178,496)	(924,766)
Net income	2,626,894	2,034,774	3,369,074	2,762,279
Other comprehensive income [abstract]
Net gain (loss) on valuation of equity securities at FVTOCI	193,191	149,644	(30,146)	34,069
Changes in capital due to equity method	8,603	6,664	(4,527)	(2,607)
Remeasurement gain (loss) related to defined benefit plan	(79,460)	(61,550)	251,440	65,067
Items that will not be reclassified to profit or loss	122,334	94,758	216,767	96,529
Net gain (loss) on valuation of debt securities at FVTOCI	532,334	412,342	(463,725)	(184,396)
Changes in capital due to equity method	(5,638)	(4,367)	5,139	4,133
Net gain on foreign currency translation of foreign operations	45,080	34,918	32,536	246,808
Net loss on valuation of hedges of net investments in foreign operations	(14,049)	(10,882)	(20,701)
Net gain (loss) on valuation of cash flow hedge	(16,524)	(12,799)	(9,835)	7,107
Items that may be reclassified to profit or loss	541,203	419,212	(456,586)	73,652
Other comprehensive income(loss), net of tax	663,537	513,970	(239,819)	170,181
Total comprehensive income(loss)	3,290,431	2,548,744	3,129,255	2,932,460
Net income attributable to:
Net income attributable to owners	2,506,296	1,941,360	3,186,772	2,542,844
Net income attributable to non-controlling interests	120,598	93,414	182,302	219,435
Total comprehensive income attributable to:
Comprehensive income attributable to owners	3,164,464	2,451,171	2,954,145	2,700,672
Comprehensive income attributable to non-controlling interests	₩ 125,967	$ 97,573	₩ 175,110	₩ 231,788
Earnings per share
Basic earnings per share | (per share)	₩ 3,230	$ 2,502	₩ 4,251	₩ 3,419
Diluted earnings per share | (per share)	₩ 3,230	$ 2,502	₩ 4,251	₩ 3,419